Income Tax (Expenses) Benefits (Details) - Schedule of income tax expenses	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Income Tax Expenses Abstract
Statutory rate in PRC	25.00%	25.00%	25.00%
Effect of preferential tax treatment	(4.00%)	(2.00%)	(3.00%)
Effect of different tax jurisdiction	(4.00%)	(6.00%)
Effect of permanence differences	(2.00%)	(1.00%)	(6.00%)
Research and development super-deduction	4.00%	5.00%	5.00%
Changes in valuation allowance	(19.00%)	(21.00%)	(21.00%)
Over (under) provision in prior year		2.00%	(1.00%)
Total income tax (expenses) benefits		2.00%	(1.00%)